Employee benefits	3 Months Ended
Mar. 31, 2018
Employee Benefits [Abstract]
Employee benefits
Employee benefits

The Company operates defined benefit pension plans in Germany, Italy, Sweden and Austria as well as various contribution plans in other countries. The defined benefit pension plans are partially funded in Germany and Austria and unfunded in Sweden and Italy. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits. There were no changes in the nature of any schemes in the three months ended March 31, 2018.

The total net employee benefit obligations as at March 31, 2018 is as follows:

€m
Balance as of January 1, 2018	188.4
Service cost	1.9
Net interest expense	0.9
Actuarial loss on pension scheme valuations	7.1
Benefits paid	(1.8)
Foreign exchange differences on translation	(2.5)
Balance as of March 31, 2018	194.0

The principal assumptions applied for the valuation at March 31, 2018 were the same as those applied at December 31, 2017, except for the German plans which are the most significant in terms of plan assets and liabilities in the Company. The discount rate applied to the German defined benefits obligations decreased from 1.95% to 1.8%.